SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Condition, Cash, cash equivalents and time deposits, Short-term investment, Property and equipment, Revenue Recognition, Advertising costs, Operating lease, Government grant and Employee benefits (Details)
$ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥) item ¥ / $ shares	Dec. 31, 2020 USD ($) item $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) ¥ / $ shares
Significant Accounting Policies [Line Items]
Net loss	¥ 771,000	$ 118,190	¥ 1,038,878	¥ 592,199
Total shareholders deficit	1,132,002		400,047				$ 173,488
Net current liability	2,133,000
Net cash provided by (used in) operating activities	109,000	$ 16,677	31,730	(163,081)
Deferred revenue liability	1,998,000		905,867	648,050
Restricted cash	¥ 38,369		0				$ 5,880
Number of office buildings | item	2	2
Value of office buildings available for sale for future operating fund shortage	¥ 133,000
Treasury stock, value	¥ 185,000
Purchase price of treasury stock per ADS | $ / shares		$ 4.00
Exchange price of RMB against US$ | ¥ / $	6.5250						6.5250
Cash, cash equivalents, time deposits and restricted time deposits	¥ 364,805		621,188
Goodwill Impairment	0		0
Deferred revenue	1,998,198		1,585,970
Deferred income tax benefit	(42,431)	$ (6,503)	(46,037)	(46,595)
Revenue expected to be recognized on these contracts	131,335
Advertising costs	297,484		416,814	339,385
Net revenues	1,897,883	$ 290,863	2,051,354	2,085,371
Contributions to employee benefits	53,750		143,438	129,455
Line of credit	¥ 200,000
Line of credit expiration date	2021-06	2021-06
Subsequent event
Significant Accounting Policies [Line Items]
Revenue expected to be recognized on these contracts					¥ 18,549	¥ 112,786
Grant
Significant Accounting Policies [Line Items]
Net revenues	¥ 4,735		1,665	¥ 2,292
PRC | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	278,789		470,673
PRC | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	81,283		136,640
Hong Kong | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	2,022		132
Hong Kong | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	793		9,939
Hong Kong | HK Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	50		74
US | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	117		135
Taiwan | TWD Denominated Bank Deposit
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	579		24
Canada | CAD
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	¥ 1,172		¥ 3,571
Furniture
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	3.00%	3.00%
Contributions to employee benefits, percentage of salary	20.70%	20.70%
Minimum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	6.00%	6.00%
Contributions to employee benefits, percentage of salary	51.10%	51.10%
Maximum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	4 years	4 years
Common Class A
Significant Accounting Policies [Line Items]
Treasury shares | shares	7,199,870		7,099,141				7,199,870